Financial Instruments - Summary of Significant Unobservable Inputs to Valuation (Parenthetical) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Abstract]
Unquoted equity investments	₨ 1,545	₨ 3,232